OWNERSHIP IN SUBSIDIARIES AND JOINT VENTURES (Notes)	12 Months Ended
Dec. 31, 2015
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Ownership In Subsidiaries And Joint Ventures
OWNERSHIP IN SUBSIDIARIES AND JOINT VENTURES
Ownership in Subsidiaries.  FMC is a fully integrated producer of copper and molybdenum, with mines in North America, South America and the Tenke minerals district (which is reported as discontinued operations) in the DRC. At December 31, 2015, FMC’s operating mines in North America were Morenci, Bagdad, Safford, Sierrita and Miami located in Arizona; Tyrone and Chino located in New Mexico; and Henderson and Climax located in Colorado. FCX has an 85 percent interest in Morenci (refer to “Joint Ventures – Sumitomo”) and owns 100 percent of the other North America mines. At December 31, 2015, operating mines in South America were Cerro Verde (53.56 percent owned) located in Peru and El Abra (51 percent owned) located in Chile. At December 31, 2015, FMC owned an effective 56 percent interest in the Tenke minerals district (which is reported as discontinued operations) in the DRC. At December 31, 2015, FMC’s net assets totaled $18.9 billion and its accumulated deficit totaled $10.4 billion. FCX had no loans outstanding to FMC at December 31, 2015.

FCX’s direct ownership in PT-FI totals 81.28 percent. PT Indocopper Investama, an Indonesian company, owns 9.36 percent of PT-FI, and FCX owns 100 percent of PT Indocopper Investama. Refer to "Joint Ventures - Rio Tinto" for discussion of the unincorporated joint ventures. At December 31, 2015, PT-FI's net assets totaled $5.6 billion and its retained earnings totaled $5.4 billion. FCX had $310 million in intercompany loans outstanding to PT-FI at December 31, 2015.

FCX owns 100 percent of the outstanding Atlantic Copper common stock. At December 31, 2015, Atlantic Copper’s net liabilities totaled $79 million and its accumulated deficit totaled $489 million. FCX had $248 million in intercompany loans outstanding to Atlantic Copper at December 31, 2015.

FCX owns 100 percent of FM O&G, which has a portfolio of oil and gas assets. At December 31, 2015, FM O&G’s net liabilities totaled $7.4 billion and its accumulated deficit totaled $19.0 billion. FCX had $6.6 billion in intercompany loans outstanding to FM O&G at December 31, 2015.

Joint Ventures.  FCX has the following unincorporated joint ventures.

Rio Tinto. PT-FI and Rio Tinto have established an unincorporated joint venture pursuant to which Rio Tinto has a 40 percent interest in PT-FI’s Contract of Work (COW) and the option to participate in 40 percent of any other future exploration projects in Papua, Indonesia.

Pursuant to the joint venture agreement, Rio Tinto has a 40 percent interest in certain assets and future production exceeding specified annual amounts of copper, gold and silver through 2021 in Block A of PT-FI’s COW, and, after 2021, a 40 percent interest in all production from Block A. All of PT-FI’s proven and probable reserves and all its mining operations are located in the Block A area. PT-FI receives 100 percent of production and related revenues from reserves established as of December 31, 1994 (27.1 billion pounds of copper, 38.4 million ounces of gold and 75.8 million ounces of silver), divided into annual portions subject to reallocation for events causing changes in the anticipated production schedule. Production and related revenues exceeding those annual amounts (referred to as incremental expansion revenues) are shared 60 percent PT-FI and 40 percent Rio Tinto. Operating, nonexpansion capital and administrative costs are shared 60 percent PT-FI and 40 percent Rio Tinto based on the ratio of (i) the incremental expansion revenues to (ii) total revenues from production from Block A, with PT-FI responsible for the rest of such costs. PT-FI will continue to receive 100 percent of the cash flow from specified annual amounts of copper, gold and silver through 2021 calculated by reference to its proven and probable reserves as of December 31, 1994, and 60 percent of all remaining cash flow. Expansion capital costs are shared 60 percent PT-FI and 40 percent Rio Tinto. The payable to Rio Tinto for its share of joint venture cash flows was $10 million at December 31, 2015, and $29 million at December 31, 2014.

Sumitomo. FCX owns an 85 percent undivided interest in Morenci via an unincorporated joint venture. The remaining 15 percent is owned by Sumitomo, a jointly owned subsidiary of Sumitomo Metal Mining Co., Ltd. (SMM) and Sumitomo Corporation. Each partner takes in kind its share of Morenci’s production. FMC purchased 98 million pounds of Morenci’s copper cathode from Sumitomo at market prices for $244 million during 2015. FCX had a receivable from Sumitomo of $10 million at December 31, 2015, and $11 million at December 31, 2014.

In February 2016, FCX entered into a definitive agreement to sell a 13 percent undivided interest in its Morenci unincorporated joint venture to SMM (refer to Note 18 for further discussion).